Schedule Of Carrying Value and Fair Value Of Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Real estate securities, available-for-sale*	$ 1,691,575		$ 1,731,744
Real estate related loans, held-for-sale, net	843,132		813,580
Residential mortgage loans, held-for-investment, net	292,461		331,236
Residential mortgage loans, held-for-sale, net	2,471		2,687
Subprime mortgage loans subject to call option	405,814		404,723
Restricted Cash*	2,064		105,040
Operating real estate, held-for-sale			7,741		8,776	9,966
Other investments	24,907		24,907
Receivables and other assets	17,197		26,854
Assets of discontinued operations	245,069		43,986
Total Assets	3,945,312		3,651,799
Liabilities
CDO bonds payable	1,091,354		2,403,605
Other bonds and notes payable	183,390		200,377
Repurchase agreements	929,435		239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	405,814		404,723
Junior subordinated notes payable	51,243		51,248
Liabilities of discontinued operations	480		4,230
Total Liabilities	2,872,252		3,459,710
Subprime mortgage loans subject to call option
Weighted Average
Weighted Average Yield/Funding Cost	9.09%
Weighted Average Maturity (Years)	(B)	[1]
Junior Subordinated Debt
Weighted Average
Weighted Average Yield/Funding Cost	7.40%
Weighted Average Maturity (Years)	22.3
Derivative Financial Instruments, Assets
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(C)	[2]
Derivative Financial Instruments, Assets Non Hedge
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(D)	[3]
Assets of Discontinued Operations
Weighted Average
Weighted Average Yield/Funding Cost	17.59%
Weighted Average Maturity (Years)	5.4
CDO Bonds Payable
Weighted Average
Weighted Average Yield/Funding Cost	2.08%
Weighted Average Maturity (Years)	2.5
Other Bonds and Notes Payable
Weighted Average
Weighted Average Yield/Funding Cost	5.07%
Weighted Average Maturity (Years)	4.0
Repurchase Agreements
Weighted Average
Weighted Average Yield/Funding Cost	0.81%
Weighted Average Maturity (Years)	0.1
Mortgage Notes Payable
Weighted Average
Weighted Average Yield/Funding Cost	3.79%
Weighted Average Maturity (Years)	5.8
Financing on Subprime Mortgage Loans subject to Call Options
Weighted Average
Weighted Average Yield/Funding Cost	9.09%
Weighted Average Yield/Funding Cost	(B)	[1]
Interest Rate Swap Agreements
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(C)	[2]
Non Hedge Derivative Liabilities
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(D)	[3]
Real Estate Securities Available For Sale
Weighted Average
Weighted Average Yield/Funding Cost	4.69%
Weighted Average Maturity (Years)	4.0
Real Estate Loans Held For Sale
Weighted Average
Weighted Average Yield/Funding Cost	12.15%
Weighted Average Maturity (Years)	2.6
Residential Mortgage Loans Held For Investment
Weighted Average
Weighted Average Yield/Funding Cost	8.19%
Weighted Average Maturity (Years)	6.1
Residential Mortgage Loans Held For Sale
Weighted Average
Weighted Average Yield/Funding Cost	17.00%
Weighted Average Maturity (Years)	4.7
Principal Balance
Assets
Real estate securities, available-for-sale*	2,078,101	[4]
Real estate related loans, held-for-sale, net	1,121,085
Residential mortgage loans, held-for-investment, net	328,070
Residential mortgage loans, held-for-sale, net	3,645
Subprime mortgage loans subject to call option	406,217	[1]
Restricted Cash*	2,064	[4]
Cash and Cash Equivalents*	231,898	[4]
Derivative assets, treated as hedges (C)(E)*		[2],[4],[5]
Non-hedge derivative assets (D)(E)*	23,400	[3],[4],[5]
Assets of discontinued operations	76,560,751
Liabilities
CDO bonds payable	1,090,915
Other bonds and notes payable	187,963
Repurchase agreements	929,435
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	406,217	[1]
Junior subordinated notes payable	51,004
Interest rate swaps, treated as hedges (C)(E)*	154,450	[2],[4],[5]
Non-hedge derivatives (D)(E)*	294,203	[3],[4],[5]
Carrying (Reported) Amount, Fair Value Disclosure
Assets
Real estate securities, available-for-sale*	1,691,575	[4]	1,731,744	[4]
Real estate related loans, held-for-sale, net	843,132		813,580
Residential mortgage loans, held-for-investment, net	292,461		331,236
Residential mortgage loans, held-for-sale, net	2,471		2,687
Subprime mortgage loans subject to call option	405,814	[1]	404,723	[1]
Restricted Cash*	2,064	[4]	105,040	[4]
Cash and Cash Equivalents*	231,898	[4]	157,347	[4]
Derivative assets, treated as hedges (C)(E)*		[2],[4],[5]	1,092	[2],[4],[5]
Non-hedge derivative assets (D)(E)*	165	[3],[4],[5]	862	[3],[4],[5]
Investments in real estate and intangibles, net	188,559
Operating real estate, held-for-sale			7,741
Other investments	24,907		24,907
Receivables and other assets	17,197		26,854
Assets of discontinued operations	245,069		43,986
Total Assets	3,945,312		3,651,799
Liabilities
CDO bonds payable	1,091,354		2,403,605
Other bonds and notes payable	183,390		200,377
Repurchase agreements	929,435		239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	405,814	[1]	404,723	[1]
Junior subordinated notes payable	51,243		51,248
Interest rate swaps, treated as hedges (C)(E)*	12,175	[2],[4],[5]	90,025	[2],[4],[5]
Non-hedge derivatives (D)(E)*	19,401	[3],[4],[5]	29,295	[3],[4],[5]
Due to affiliates	3,620		1,659
Dividends payable, accrued expenses and other liabilities	54,815		34,808
Liabilities of discontinued operations	480		4,230
Total Liabilities	2,872,252		3,459,710
Estimate of Fair Value, Fair Value Disclosure
Assets
Real estate securities, available-for-sale*	1,691,575	[4]	1,731,744	[4]
Real estate related loans, held-for-sale, net	853,102		819,249
Residential mortgage loans, held-for-investment, net	297,030		330,277
Residential mortgage loans, held-for-sale, net	2,471		2,687
Subprime mortgage loans subject to call option	405,814	[1]	404,723	[1]
Restricted Cash*	2,064	[4]	105,040	[4]
Cash and Cash Equivalents*	231,898	[4]	157,347	[4]
Derivative assets, treated as hedges (C)(E)*		[2],[4],[5]	1,092	[2],[4],[5]
Non-hedge derivative assets (D)(E)*	165	[3],[4],[5]	862	[3],[4],[5]
Investments in real estate and intangibles, net	194,878
Operating real estate, held-for-sale			7,741
Other investments	13,165		24,907
Receivables and other assets	17,230		26,854
Assets of discontinued operations	245,069		43,986
Total Assets	3,954,428		3,656,509
Liabilities
CDO bonds payable	781,856		1,500,307
Other bonds and notes payable	190,302		203,136
Repurchase agreements	929,435		239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	405,814	[1]	404,723	[1]
Junior subordinated notes payable	31,545		30,145
Interest rate swaps, treated as hedges (C)(E)*	12,175	[2],[4],[5]	90,025	[2],[4],[5]
Non-hedge derivatives (D)(E)*	19,401	[3],[4],[5]	29,295	[3],[4],[5]
Due to affiliates	3,620		1,659
Dividends payable, accrued expenses and other liabilities	54,815		34,808
Liabilities of discontinued operations	480		4,230
Total Liabilities	$ 2,549,968		$ 2,538,068

[1]	(B) These two items results from an option, not an obligation, to repurchase loans from Newcastle's subprime mortgage loan securitizations (Note 5), are noneconomic until such option is exercised, and are equal and offsetting.
[2]	(C) Represents derivative agreements as follows (See Table Schedule of Fair Value of Derivative Assets)
[3]	(D) This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.
[4]	*Measured at fair value on a recurring basis.
[5]	(E) Newcastle's derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle's nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs' total investments exceeded the fair value of each of the CDOs' derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty's credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty's "AA" credit rating. Newcastle's significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.